Revenues - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Revenues	$ 35,620,403	$ 19,408,005
Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherAssetsCurrent
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	234,443		$ 282,992
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,659,783
Receivables, net, current	9,594,901		3,077,724
Revenue remaining performance obligation amount	$ 3,305,568		$ 3,490,200